Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 12,271	£ 12,170	£ 25,877
(Loss)/profit from operations		5,097	4,380	9,016
Net finance costs		(786)	(773)	(1,602)
Profit/(loss) before taxation		4,592	3,865	7,912
Taxation on ordinary activities		(1,054)	(971)	(2,063)
Profit for the period		3,538	2,894	£ 5,849
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
(Loss)/profit from operations		(19)	(17)
Net finance costs		49	48
Profit/(loss) before taxation		30	31
Profit for the period		30	31
Registered BATCAP bonds | BATCAP
Disclosure Of Condensed Consolidating Financial Information [Line Items]
(Loss)/profit from operations		3	(2)
Net finance costs		425	16
Profit/(loss) before taxation		428	14
Taxation on ordinary activities		(98)	(3)
Profit for the period		330	11
Registered BATCAP bonds | BATIF
Disclosure Of Condensed Consolidating Financial Information [Line Items]
(Loss)/profit from operations		(1)	(2)
Net finance costs		96	96
Profit/(loss) before taxation		95	94
Taxation on ordinary activities			4
Profit for the period		95	98
Registered BATCAP bonds | RAI
Disclosure Of Condensed Consolidating Financial Information [Line Items]
(Loss)/profit from operations		(3)	(3)
Dividend income		2,310	1,893
Net finance costs		(456)	(217)
Profit/(loss) before taxation		1,851	1,673
Taxation on ordinary activities		109	50
Profit for the period		1,960	1,723
Registered BATCAP bonds | BATHTN
Disclosure Of Condensed Consolidating Financial Information [Line Items]
(Loss)/profit from operations			(2)
Dividend income			5
Profit/(loss) before taxation			3
Profit for the period			3
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net finance costs		5	8
(Expense)/income		(19)	(17)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net finance costs		573	338
(Expense)/income		3	(2)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net finance costs		419	329
(Expense)/income		(1)	(2)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Dividend income		2,310	1,893
Net finance costs		16	16
(Expense)/income		£ 8	11
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Dividend income			5
(Expense)/income			£ (2)

[1]	Revenue is net of duty, excise and other taxes of £18,415 million and £18,607 million for the six-months ended 30 June 2020 and 2019 respectively, and £39,826 million for the year ended 31 December 2019.